Inventories Related to Real Estate Business	12 Months Ended
Dec. 31, 2022
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Inventories Related to Real Estate Business
12.	INVENTORIES RELATED TO REAL ESTATE BUSINESS

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$667,630	$678,080	$22,066
Construction in progress	2,956,958	3,023,070	98,375
Land held for construction	1,787,526	1,787,526	58,169

	$5,412,114	$5,488,676	$178,610

Construction in progress is mainly located on Lidu Road in Kun Shan, China. The capitalized borrowing costs for the years ended December 31, 2020, 2021 and 2022 are disclosed in Note 25.
As of December 31, 2021 and 2022, inventories related to real estate business of NT$5,412,114 thousand and NT$5,488,676 thousand (US$178,610 thousand), respectively, are expected to be recovered longer than twelve months.
Refer to Note 36 for the carrying amount of inventories related to real estate business that had been pledged by the Group to secure bank borrowings.